REVENUES	12 Months Ended
Dec. 31, 2024
REVENUES
REVENUES

3.    REVENUES

The Group’s revenues for the respective periods are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales of solar modules	80,224,354	114,381,172	89,014,018
Sales of solar cells	1,024,114	1,597,490	826,104
Sales of silicon wafers	466,553	283,561	151,095
Sales of solar projects	31,400	41,982	—
Sales of other solar products	1,380,875	2,374,386	2,265,085
Total	83,127,296	118,678,591	92,256,302

In December 2022 and January 2023, the Company received contingent payments in cash related to its sales of solar projects and recognized revenue of RMB31 million and RMB42 million, respectively.

During the years of 2022, 2023 and 2024, electricity revenue generated from certain overseas project assets constructed for sale upon completion, with the amount of RMB47 million, nil and nil, was considered as incidental revenue and accounted for as a reduction of the capitalized project costs for development.